Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Common Shares	Additional Paid-in-Capital		Accumulated Other Comprehensive (Loss) Income		Retained Earnings	Equity Attributable to Noncontrolling Interests
Beginning balance at Dec. 31, 2008		$ 1,644	$ 2	$ 493	[1]	$ (391)	[2]	$ 1,517	$ 23
Shares issued, Beginning Balance at Dec. 31, 2008			183,000,000
Equity Attributable to Stockholders Including Noncontrolling Interests
Net income (loss)		71						73	(2)
Stock option and restricted stock award transactions, net	[1]	54		54
Stock option and restricted stock award transactions, shares			4,000,000
ESPP stock issuances		5		5	[1]
Other comprehensive income (loss)		109				108	[2]		1
Dividends declared		(38)						(37)	(1)
Ending balance at Dec. 31, 2009		1,845	2	552	[1]	(283)	[2]	1,553	21
Shares issued, Ending Balance at Dec. 31, 2009			187,000,000
Equity Attributable to Stockholders Including Noncontrolling Interests
Net income (loss)		475						477	(2)
Stock option and restricted stock award transactions, net		248		248	[1]
Stock option and restricted stock award transactions, shares			6,000,000
ESPP stock issuances		5		5	[1]
Impact of adoption of ASU No. 2009-17		(26)						(26)
Other comprehensive income (loss)		(1)							(1)
Dividends declared		(60)						(57)	(3)
Ending balance at Dec. 31, 2010		2,486	2	805	[1]	(283)	[2]	1,947	15
Shares issued, Ending Balance at Dec. 31, 2010		192,970,437	193,000,000
Equity Attributable to Stockholders Including Noncontrolling Interests
Net income (loss)		487						489	(2)
Stock option and restricted stock award transactions, net	[1]	154		154
Stock option and restricted stock award transactions, shares			3,000,000
ESPP stock issuances		5		5	[1]
Other comprehensive income (loss)		(64)				(65)	[2]		1
Dividends declared		(100)						(99)	(1)
Sale of controlling interest		(13)							(13)
Other				(1)	[1]				1
Ending balance at Dec. 31, 2011		$ 2,955	$ 2	$ 963	[1]	$ (348)	[2]	$ 2,337	$ 1
Shares issued, Ending Balance at Dec. 31, 2011		195,913,400	196,000,000

[1]	Stock option and restricted stock award transactions are net of a tax (expense) benefit of $26 million, $28 million and $(18) million in 2011, 2010, and 2009 respectively.
[2]	As of December 31, 2011, this balance is comprised of $276 million of cumulative translation adjustments and $75 million of net unrecognized actuarial losses, partially offset by $3 million of unrecognized gains on forward contracts.